Capital Management	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Capital Management [Text Block]

16. Capital Management

Capital of the Company consists of the components of shareholders' equity, convertible note payable, convertible and redeemable preferred shares, warrants denominated in foreign currency and warrants with exercise prices that are subject to adjustment from time to time in the event of certain common share rights offering.

 The Company's objectives when managing capital are as follows:

(i) to safeguard the Company's assets and ensure the Company's ability to continue as a going concern;

(ii) to raise sufficient capital to finance its exploration and development activities on its resource properties; and

(iii) to raise sufficient capital to meet its general and administrative expenditures.

The Company manages its capital structure and makes adjustments to it based on the funds available to the Company in light of changes in general economic conditions, the Company's short term working capital requirements, and its planned exploration and development program expenditure requirements.

As the Company is in the development stage, its principal source of capital is typically from the issuance of share capital.  In order to achieve its objectives, the Company expects to spend its existing working capital and raise additional funds as required.

As disclosed in Note 11, the holder of the Preferred Shares Lind is also entitled to accelerate its conversion right, or demand repayment of the applicable redemption value per share in cash, upon the occurrence of certain Redemption Events. The Redemption Events also limit the Company from obtaining other debt or preferred share financings that are not junior to the Preferred Shares other than certain project-related financings, as well as other at-the-market, equity lines or credit type of common share offerings, or convertible security financings where the price of the common share is not fixed at predetermined price. No Redemption Event had occurred since the issuance of the Preferred Shares.

The Company does not have any externally imposed capital requirements other than those Redemption Events as discussed above. There were no significant changes to the Company's approach to capital management during the year ended August 31, 2019.